Cash and Cash Equivalents - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Time deposits
Cash and Cash Equivalents
Average maturity	22 days	29 days
Receivables from reverse repo
Cash and Cash Equivalents
Average maturity	23 days
TL | Time deposits
Cash and Cash Equivalents
Effective interest rate	22.80%	27.70%
USD | Time deposits
Cash and Cash Equivalents
Effective interest rate	2.40%	1.30%
USD | Receivables from reverse repo
Cash and Cash Equivalents
Effective interest rate	3.00%
EUR | Time deposits
Cash and Cash Equivalents
Effective interest rate	2.60%	0.50%
EUR | Receivables from reverse repo
Cash and Cash Equivalents
Effective interest rate	2.80%
CNY | Time deposits
Cash and Cash Equivalents
Effective interest rate	0.30%	0.30%